As filed with the Securities and Exchange Commission on December 17, 2009

1933 Act Registration No. 333-148082
1940 Act Registration No. 811-22154

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 5	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No. 8	[ X ]

(Check appropriate box or boxes.)

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building
Suite 255
San Francisco, CA 94111
(Address of principal executive offices)

Registrant's telephone number, including area code:  (415) 677-5870

William M. Thomas One Ferry Building Suite 255 San Francisco, CA 94111 (Name and address of agent for service)	With a copy to: Stacy L. Fuller K&L Gates LLP 1601 K Street, NW Washington, DC 20006 Telephone: (202) 778-9475

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on December 31, 2009 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on __________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory note:

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement until December 31, 2009.  Post-Effective amendment No. 3 to the Trust’s Registration Statement relates to the Grail McDonnell Intermediate Municipal Bond ETF and the Grail McDonnell Core Taxable Bond ETF.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 3, filed on October 5, 2009, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California, on the 17th day of December 2009.

Grail Advisors ETF Trust

By:	/s/ William M. Thomas
William M. Thomas Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ William M. Thomas	Trustee and Principal Executive Officer	December 17, 2009
William M. Thomas

/s/ Bryan M. Hiser	Principal Financial Officer	December 17, 2009
Bryan M. Hiser

/s/ Bradford K. Gallagher*	Trustee	December 17, 2009
Bradford K. Gallagher

/s/ Charles H. Salisbury*	Trustee	December 17, 2009
Charles H. Salisbury

/s/ Dennis G. Schmal*	Trustee	December 17, 2009
Dennis G. Schmal

* By: /s/ Stacy L. Fuller

Pursuant to Power of Attorney